Retirement Benefits (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets
Fair value of plan assets at beginning of year	$ 26,279
Fair value of plan assets at end of year	25,103	$ 26,279
Amounts Recognized on the Balance Sheet
Non-current liability	(6,172)	(6,555)
Pension Benefits
Change in projected benefit obligation
Projected benefit obligation at beginning of year	30,525	25,972
Service cost	484	457	$ 516
Interest cost	1,224	1,260	1,117
Plan participants’ contributions	10	19
Plan amendments	0	0
Actuarial (gain) loss	(1,602)	4,273
Benefits paid	(1,428)	(1,409)
Other	(31)	(47)
Projected benefit obligation at end of year	29,182	30,525	25,972
Change in plan assets
Fair value of plan assets at beginning of year	25,063	24,098
Net gain on plan assets	(258)	2,298
Employer contributions	578	78
Plan participants’ contributions	10	19
Benefits paid	(1,428)	(1,409)
Other	(15)	(21)
Fair value of plan assets at end of year	23,950	25,063	24,098
Funded status	(5,232)	(5,462)
Amounts Recognized on the Balance Sheet
Non-current assets	18	3
Current liability	(142)	(133)
Non-current liability	(5,108)	(5,332)
Medical and Life Benefits
Change in projected benefit obligation
Projected benefit obligation at beginning of year	2,398	2,224
Service cost	35	34	36
Interest cost	94	99	96
Plan participants’ contributions	22	50
Plan amendments	0	(92)
Actuarial (gain) loss	(219)	258
Benefits paid	(151)	(186)
Other	2	11
Projected benefit obligation at end of year	2,181	2,398	2,224
Change in plan assets
Fair value of plan assets at beginning of year	1,216	1,175
Net gain on plan assets	(5)	108
Employer contributions	68	57
Plan participants’ contributions	22	50
Benefits paid	(151)	(186)
Other	3	12
Fair value of plan assets at end of year	1,153	1,216	$ 1,175
Funded status	(1,028)	(1,182)
Amounts Recognized on the Balance Sheet
Non-current assets	79	80
Current liability	(43)	(39)
Non-current liability	$ (1,064)	$ (1,223)